Long Term Obligations (Details) - MTDC Notes (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 MTDC Notes [Member]	Dec. 31, 2013 MTDC Notes [Member]	Nov. 26, 2013 MTDC Notes [Member]
Long Term Obligations (Details) - MTDC Notes [Line Items]
Face value	$ 15,275,000	$ 15,275,000	$ 5,200,000	$ 5,200,000	$ 5,200,000
Debt discount, net of accumulated amortization of $100,467 and $27,258 at March 31, 2014 and December 31, 2013, respectively	11,049,534	13,143,869	3,442,849	3,516,058	3,543,316
Notes payable, net of debt discount		$ 3,393,159	$ 1,757,151	$ 1,683,942	$ 1,656,684